Finance income and finance costs - Summary of finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income Expense Explanatory [Abstract]
Finance income from equity accounted units	$ 4	$ 7	$ 4
Other finance income (including bank deposits, net investment in leases, and other financial assets)	296	242	137
Total finance income	300	249	141
Interest on:
Financial liabilities at amortised cost and associated derivatives	(816)	(775)	(819)
Finance leases	(55)	(2)	(3)
Fair value movements:
Bonds designated as hedged items in fair value hedges	(185)	96	28
Derivatives designated as hedging instruments in fair value hedges	181	(73)	(22)
Loss on early redemption of bonds	0	(94)	(256)
Amounts capitalised	321	296	224
Total finance costs	$ (554)	$ (552)	$ (848)